IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	$ 3	$ (6)	$ (107)
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	3	1	36
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		(7)	6
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(100)
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(49)
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	3	(6)	(19)
Property and equipment | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)	$ 3	1	35
Property and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)		$ (7)	7
Property and equipment | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(32)
Property and equipment | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(29)
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(77)
Intangible assets | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			1
Intangible assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(1)
Intangible assets | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(68)
Intangible assets | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(9)
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			(11)
Other | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			0
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			0
Other | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			0
Other | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss / (reversal)			$ (11)